LOANS AND CAPITAL LEASES (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Capital lease balance	$ 274		$ 103
Proceeds from long-term loans	$ 279		$ 1,701		$ 197
Bottom of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.15%
Top of range [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	3.55%
NIS [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from long-term loans | ₪		₪ 1,000		₪ 6,585